Contingencies and Off-Balance Sheet Commitments (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Feb. 28, 2021	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Self-insured liabilities	$ 470,000	$ 488,000		$ 553,000
Bankruptcy claims, amount paid to settle claims			$ 250
Net proceeds from repayment or recovery, percent	15.00%	15.00%